Income Taxes - Reconciliation of the Differences (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income (loss) before income tax		¥ (365,687)	$ (52,529)	¥ 1,269,723	¥ 1,433,265
Income tax expense computed at the PRC statutory tax rate of 25%		(91,423)	(13,132)	317,431	358,316
Effect of different tax rates in different jurisdictions		(178,059)	(25,577)	(192,671)	(119,565)
Effect of tax holiday and preferential tax rates		84,520	12,141	(61,434)	(80,671)
Research and development super-deduction		(105,443)	(15,146)	(90,521)	(50,223)
Non-taxable income	[1]	(15,804)	(2,270)	(46,031)	(188,139)
Non-deductible expenses	[2]	165,580	23,784	22,561	71,039
Effect of change in tax rate		(7,991)	(1,148)	1,176	7,279
Outside basis difference on investment		(30,681)	(4,406)	41,386	9,808
Withholding tax and others		(5,470)	(787)	55,712	18,149
Changes in valuation allowance		192,675	27,676	69,391	31,609
Income tax expenses		¥ 7,904	$ 1,135	¥ 117,000	¥ 57,602

[1]	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
[2]	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.